EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
Schedule of Earnings Per Share
	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income from continuing operations	766,539,314	990,235,555	142,191,365
Net income from discontinued operations	93,759,774	1,001,564,260	-
Total net income	860,299,088	1,991,799,815	142,191,365

Net income from continuing operations	766,539,314	990,235,555	142,191,365
Less: Net (loss)/income attributable to non-controlling interests from continuing operations	(63,348)	(432,541)	485,676
Net income attributable to JinkoSolar’s ordinary shareholders from continuing operations	766,602,662	990,668,096	141,705,689

Net income from discontinued operations	93,759,774	1,001,564,260	-
Less: Net income attributable to non-controlling interests from discontinued operations	4,270,460	6,044,451	-
Less: Accretion to redemption value of redeemable non-controlling interests from discontinued operations	172,340,442	159,477,930	-
Net income/(loss) attributable to JinkoSolar’s ordinary shareholders from discontinued operations	(82,851,128)	836,041,879	-

Net income attributable to JinkoSolar’s ordinary shareholders from continuing operations	766,602,662	990,668,096	141,705,689
Interest expense add back on assumed conversion of convertible senior notes	-	6,142,661	-
Numerator for diluted income per share for continuing operations	766,602,662	996,810,757	141,705,689

Numerator for diluted income/(loss) per share for discontinued operations	(82,851,128)	836,041,879	-

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	124,618,416	125,870,272	128,944,330
Dilutive effects of share options	3,184,545	2,246,095	2,742,900
Incremental shares on assumed conversion of convertible notes	-	2,474,074	-
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	127,802,961	130,590,441	131,687,230

Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders from continuing operations	6.15	7.87	1.10
Diluted earnings per share attributable to JinkoSolar's ordinary shareholders from continuing operations	6.00	7.63	1.08
Discontinued operations:
Basic earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders from discontinued operations	(0.66)	6.64	-
Diluted earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders from discontinued operations	(0.65)	6.40	-